DEBT OBLIGATIONS (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of borrowing costs [Abstract]
Disclosure of detailed information about borrowings
The partnership’s debt obligations include the following:

	Jun. 30, 2018		Dec. 31, 2017
(US$ Millions)	Weighted-average rate	Debt balance	Weighted-average rate	Debt balance
Unsecured facilities:
Brookfield Property Partners’ credit facilities	3.73%	$1,735	3.10%	$1,363
Brookfield Office Properties’ (“BPO”) revolving facility	3.17%	653	2.60%	828
Brookfield Office Properties’ senior unsecured note	—%	—	4.00%	119
Brookfield Canada Office Properties revolving facility	3.12%	80	2.89%	276
BPY BOPC LP credit facility	—%	—	2.85%	212
Subsidiary borrowings	5.19%	523	4.40%	622

Secured debt obligations:
Funds subscription credit facilities(1)	3.39%	1,169	2.56%	436
Fixed rate	4.38%	19,219	4.59%	17,666
Variable rate	4.94%	17,206	4.59%	16,760
Deferred financing costs		(327)		(291)
Total debt obligations		$40,258		$37,991

Current		5,597		6,135
Non-current		33,754		30,749
Debt associated with assets held for sale		907		1,107
Total debt obligations		$40,258		$37,991

(1)	Funds subscription credit facilities are secured by co-investors’ capital commitments.

Debt obligations include foreign currency denominated debt in the functional currencies of the borrowing subsidiaries. Debt obligations by currency are as follows:

	Jun. 30, 2018			Dec. 31, 2017
(Millions)	U.S. Dollars		Local currency	U.S. Dollars		Local currency
U.S. Dollars	$28,051		$28,051	$25,975		$25,975
British Pounds	5,018		£3,798	4,290		£3,173
Canadian Dollars	2,297	C$	3,018	3,132	C$	3,938
South Korean Won	1,617	₩	1,805,000	1,692	₩	1,805,000
Australian Dollars	1,481	A$	2,000	1,554	A$	1,991
Indian Rupee	1,447	Rs	99,103	1,168	Rs	74,386
Brazilian Reais	414	R$	1,596	471	R$	1,558
Chinese Yuan	6	C¥	43	—	C¥	—
Euros	254		€217	—		€—
Deferred financing costs	(327)			(291)
Total debt obligations	$40,258			$37,991

Schedule of reconciliation of cash flows from financing activities from debt obligations
The components of changes in debt obligations, including changes related to cash flows from financing activities, are summarized in the table below:

			Non-cash changes in debt obligations
(US$ Millions)	Dec. 31, 2017	Debt obligation issuance, net of repayments	Assumed from business combinations	Assumed by purchaser	Amortization of deferred financing costs and (premium) discount	Foreign currency translation	Other	Jun. 30, 2018
Debt obligations	$37,991	2,891	796	(599)	31	(585)	(267)	$40,258